Note 18 - Condensed Parent Company Statements (Details) - Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities
Net income	$ 5,239,707	$ 1,943,859	$ 3,835,639
Items not requiring (providing) cash:
Release of ESOP shares		153,848	126,737
Stock award plan expense	254,508	253,017	186,654
Changes in:
Prepaid expenses and other assets	691,294	887,894	(4,120)
Net cash provided by operating activities	13,824,057	12,257,863	7,753,993
Cash Flows From Financing Activities
Treasury stock purchased	(106,636)	(25,736)	(53,230)
Repurchase of stock warrants	(2,003,250)
Redemption of preferred stock		(5,000,000)
Net cash used in financing activities	(43,099,453)	9,669,616	(36,741,331)
Increase (Decrease) in cash	(29,360,205)	15,089,323	12,428,753
Cash and Cash Equivalents	12,303,200	41,663,405	26,574,082
Parent Company [Member]
Cash Flows From Operating Activities
Net income	5,239,707	1,943,859	3,835,639
Items not requiring (providing) cash:
(Equity in undistributed income) distributions in excess of income of subsidiaries	(2,161,348)	3,584,658	(3,527,417)
Deferred income taxes			38,834
Release of ESOP shares		153,848	126,737
Stock award plan expense	254,509	253,017	186,654
Changes in:
Prepaid expenses and other assets	(138,119)	147,929	104,176
Income taxes payable/refundable	(390,000)	(435,000)	(217,833)
Accrued expenses	8,723	9,058	(59,682)
Net cash provided by operating activities	2,813,470	5,657,369	487,108
Cash Flows From Financing Activities
Stock options exercised	9,408	12,388
Cash dividends paid on common and preferred stock	(600,000)	(744,444)	(850,000)
Treasury stock purchased	(106,636)	(25,736)	(53,230)
Repayment of advances from subsidiary	27,695	500
Repurchase of stock warrants	(2,003,250)
Redemption of preferred stock		(5,000,000)
Net cash used in financing activities	(2,672,783)	(5,757,292)	(903,230)
Increase (Decrease) in cash	140,687	(99,923)	(416,122)
Cash and Cash Equivalents	822,196	681,509
Parent Company [Member] | Beginning of Period [Member]
Cash Flows From Financing Activities
Cash and Cash Equivalents	681,509	781,432	(417,988)
Parent Company [Member] | End of Period [Member]
Cash Flows From Financing Activities
Cash and Cash Equivalents	$ 822,196	$ 681,509	$ (834,110)